7. Intangible Assets, Net (Sept 2019 Note) (Details - Amortization) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Future amortization year ended 2020	$ 30,500
Future amortization year ended 2021	29,146
Future amortization year ended 2022	28,000
Future amortization year ended 2023	28,000
Future amortization year ended 2024	12,833
Future amortization year ended thereafter	0
Total Future amortization	$ 128,479	$ 0